Shareholder Fees	May 03, 2021
First Trust Managed Futures Strategy Fund | First Trust Managed Futures Strategy Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none